RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of key management personnel compensation

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2023	March 31, 2022
	$	$
Salaries	4,521,023	3,038,525
Share-based compensation (Note 15)	1,564,642	1,871,777
	6,085,665	4,910,302